Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss					$ (17,750,350)	$ (14,600,764)	$ (21,855,127)		$ (21,665,518)
Cash flows from financing activities:
Depreciation					1,396,919	40,521	388,139		42,469
Stock-based compensation					304,256	113,806	195,056		8,714
Change in fair value of simple agreements for future equity					1,672,706	(4,506)	265,744		11,043,155
Amortization of debt discount					816,715	9,167	13,600
Warrants issued with convertible note					991,000
Change in fair value of derivative liability	$ 149,000				149,000		265,744		11,043,155
Interest on recourse loan					(2,797)
Changes in operating assets and liabilities:
Accounts receivable					19,742	(30,980)	(23,697)
Inventory					(250,459)	(5,190,776)	(154,840)		(463,422)
Prepaid expenses					(517,233)	(337,276)	(81,339)
Other current assets							11,163		(11,163)
Accounts payable					782,454	2,803,257	(174,278)		336,315
Accrued liabilities					129,481	2,886	37,434
Right of use liabilities, net					(35,782)	210,518	(24,641)
Net cash used in operating activities					(12,294,348)	(16,984,147)	(21,402,786)		(10,709,450)
Cash flows from investing activities:
Purchase of property and equipment					(2,493)	(83,662)	(3,644,950)		(162,085)
Deposits						(389,636)	(416,012)		(96,647)
Net cash used in investing activities					(2,493)	(473,298)	(4,060,962)		(258,732)
Proceeds from simple agreement for future equity					2,666,953	10,585,002	12,885,001		7,925,000
Proceeds from note payable					750,000	2,500,000	2,500,000
Repayments of note payable					(1,500,000)		(250,000)
Proceeds from convertible note payable					2,798,410
Proceeds from note payable, related party					449,000
Repayments of note payable, related party					(449,000)
Proceeds from lease liability financing							4,455,852
Repayment of lease liability financing					(1,658,359)		(378,524)
Issuance of common stock pursuant to Merger, net of offering costs					10,026,258
Issuance of founders’ stock									4,400
Issuance of restricted common stock, net of repurchases							1,278		4,645
Issuance of Series Seed preferred stock						999,999	999,999		10,999,998
Net cash provided by financing activities					13,083,262	14,085,001	20,213,606		18,934,043
Net change in cash and cash equivalents					786,421	(3,372,444)	(5,250,142)		7,965,861
Cash and cash equivalents at beginning of period			$ 2,715,719	$ 7,965,861	2,715,719	7,965,861	7,965,861
Cash and cash equivalents at end of period	3,502,140	4,593,417			3,502,140	4,593,417	2,715,719	$ 7,965,861	7,965,861
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest					258,256		622,730
Supplemental disclosure of non-cash investing and financing activities:
Restricted stock award liability							162,747
Vested restricted stock purchased with recourse notes					10,302
Derivative liability in connection with convertible note					601,000
Debt discount issued as accrued liability					63,840
Conversion of SAFE into common stock					17,490,404
Conversion of convertible note and derivative into common stock in connection with merger					3,751,875
Warrants issued in connection with note payable						49,000	49,000
Note payable, related party of predecessor assumed in Merger					151,500
Subscription receivable							165,719
Conversion of simple agreement for future equity into preferred stock									18,968,155
Patricia Acquisition Corp.
Cash flows from operating activities:
Net loss			(29,321)	(27,078)			(51,354)	(54,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses			600	2,500			2,500	3,000
Cash flows from financing activities:
Proceeds from note payable - stockholder			37,500	26,980			49,040	42,460
Changes in operating assets and liabilities:
Net cash used in operating activities			(28,721)	(24,578)			(48,854)	(51,627)
Cash flows from investing activities:
Net cash provided by financing activities			37,500	26,980			49,040	42,460
Net change in cash and cash equivalents			8,779	2,402			186	(9,167)
Cash and cash equivalents at beginning of period	$ 9,236	$ 2,673	457	271	$ 457	$ 271	271	9,438
Cash and cash equivalents at end of period			$ 9,236	$ 2,673			$ 457	$ 271	$ 271